11. WARRANTS (Details - Warrant activity) (Warrants [Member], USD $)	9 Months Ended
Dec. 31, 2014
Warrants [Member]
Summary Of Warrant Activity [Abstract]
Warrants Outstanding	1,414,190
Warrants Exercised	(587,084)
Warrants Issued	806,478
Warrants Cancelled/Expired	(197,692)
Warrants outstanding	1,435,892
Warrants exercisable	1,435,892
Range of Exercise Price
Warrants outstanding, beginning - Range of Exercise Price Minimum	$ 2.10
Warrants outstanding, beginning - Range of Exercise Price Maximum	$ 12.50
Warrants Exercised - Range of Exercise Price Minimum	$ 2.10
Warrants Exercised - Range of Exercise Price Maximum	$ 11.00
Warrants Issued - Range of Exercise Price Minimum	$ 2.10
Warrants Issued - Range of Exercise Price Maximum	$ 15.00
Warrants Cancelled/Expired - Range of Exercise Price	$ 2.10
Warrants Cancelled/Expired - Range of Exercise Price Maximum	$ 11.00
Warrants outstanding, ending - Range of Exercise Price Minimum	$ 2.10
Warrants outstanding, ending - Range of Exercise Price Maximum	$ 15.00
Warrants Exercisable, ending - Range of Exercise Price Minimum	$ 2.10
Warrants Exercisable, ending - Range of Exercise Price Maximum	$ 15.00
Weighted Average Exercise Price
Warrants outstanding Weighted Average Exercise Price	$ 6.50
Warrants Exercised Weighted Average Exercise Price	$ 4.50
Warrants Issued Weighted Average Exercise Price	$ 8.50
Warrants Cancelled/Expired Weighted Average Exercise Price	$ 7.00
Warrants outstanding Weighted Average Exercise Price, ending	$ 7.00
Warrants exercisable Weighted Average Exercise Price	$ 7.00